Financial risk management activities - Fair value of financial instruments (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
Carrying amount	$ 2,728	$ 2,033	$ 2,055
Fair value	$ 2,826	$ 2,135	$ 2,149